IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 vessel	Dec. 31, 2012 vessel	Dec. 31, 2011
Property, Plant and Equipment Impairment or Disposal [Abstract]
Impairment losses on vessels and equipment	$ 5.3	$ 41.6	$ 0
Number of vessels impaired	1	3
Number of vessels disposed of which were impaired		2